Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement dated April 1, 2014 to the

Statutory Prospectuses for Administrative Class, Institutional Class, Class A, Class B, Class C, Class D, Class P, Class R6 and

Class R shares of all series of Allianz Funds except for AllianzGI Money Market Fund

Dated August 28, 2013 (as revised December 19, 2013) (as supplemented thereafter)

Disclosure Relating to AllianzGI Opportunity Fund

Within the Fund Summary relating to the AllianzGI Opportunity Fund, the last sentence in the subsection entitled “Principal Investment Strategies” is hereby restated in its entirety as follows:

The Fund may invest in securities issued in initial public offerings (IPOs) and real estate investment trusts (REITS) and up to 15% of its assets in non-U.S. securities (without limit in American Depositary Receipts (ADRs)).

Within the Fund Summary relating to the AllianzGI Opportunity Fund, the following is hereby added after “Non-U.S. Investment Risk” in the subsection entitled “Principal Risks”:

REIT and Real Estate-Related Investment Risk: Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.

Within the subsection entitled “Principal Investments and Strategies of Each Fund – AllianzGI Opportunity Fund – Principal Investments and Strategies,” the following is hereby added as the last sentence in the fifth paragraph:

The Fund may also invest in real estate investment trusts (REITS).

Within the subsection entitled “Principal Investments and Strategies of Each Fund – AllianzGI Opportunity Fund – Principal Risks,” “REIT and Real Estate-Related Investment Risk” is hereby added after “Non-U.S. Investment Risk” as a principal risk of the AllianzGI Opportunity Fund.

Disclosure Relating to AllianzGI Small-Cap Blend Fund

Within the Fund Summary relating to the AllianzGI Small-Cap Blend Fund, the first paragraph in the subsection entitled “Principal Investment Strategies” is hereby deleted and replaced with the following:

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The Fund expects to invest principally in U.S. companies but may invest to a lesser extent in non-U.S. companies. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations that are smaller than the largest company in the Russell 2000 Index (approximately $5.8 billion as of June 30, 2013). The portfolio managers generally seek exposure to smaller capitalization companies by employing four distinct small-cap strategies or “sleeves” for selecting individual stocks:

•	U.S. Systematic Small-Cap;

•	Small-Cap Managed Volatility;

•	U.S. Small-Cap Growth; and

•	Micro-cap.

Within the Fund Summary relating to the AllianzGI Small-Cap Blend Fund, the first sentence in the fifth paragraph in the subsection entitled “Principal Investment Strategies” is hereby deleted and replaced with the following:

Under the U.S. Small-Cap Growth strategy, the portfolio managers follow a disciplined, fundamental, bottom-up research process for selecting individual stocks.

Corresponding changes are hereby made within the “Principal Investments and Strategies of Each Fund – AllianzGI Small-Cap Blend Fund” section of the Prospectuses.

Within the Fund Summary relating to the AllianzGI Small-Cap Blend Fund, the information relating to John McCraw in the subsection entitled “Management of the Fund – Portfolio Managers” is hereby deleted and replaced with the following:

John McCraw, portfolio manager and managing director, has managed the U.S. Small-Cap Growth and Micro-cap sleeves of the Fund since its inception in 2013.

Disclosure Relating to All Funds

In the Prospectus relating to Class A, Class B, Class C and Class R shares, the eighth paragraph in the subsection “Management of the Funds – Management Fees – Administration Fees” is hereby deleted and replaced with the following:

•	Payments to Service Agents and Financial Service Firms. The Distributor, the Administrator and their affiliates make payments to selected financial intermediaries (such as brokers or third-party administrators) for providing sub-transfer agency and other administrative services to shareholders holding Fund shares in nominee or street name, including, without limitation, the following services: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. These payments are made to financial intermediaries selected by the Distributor, the Administrator and/or their affiliates. The actual services provided, and the payments made for such services, vary from firm to firm, and any such variations do not alter the amount of Administration fees paid by the Funds to the Administrator. For these services, the Distributor, the Administrator and their affiliates pay (i) annual per account charges that in the aggregate generally range from $0 to $6 per account, and in some cases up to $12 per account, for networking fees for NSCC-cleared accounts and from $13 to $21 per account for services to omnibus accounts or (ii) an annual fee at a rate of up to 0.25%, and in some cases up to 0.35%, of the value of the assets in the relevant accounts. These payments may be material to financial intermediaries relative to other compensation paid by the Funds and/or the Distributor, the Administrator and their affiliates and may be in addition to any (i) distribution and/or servicing (12b-1) fees and (ii) revenue sharing or “shelf space” fees described elsewhere herein paid to such financial intermediaries. The payments described above may differ depending on the Fund and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The Distributor and the Administrator rely primarily on contractual arrangements with financial intermediaries to verify whether such intermediaries are providing the services for which they are receiving such payments. Although the Distributor and the Administrator do not audit such financial intermediaries, they may make periodic information requests to verify certain information about the services provided.

In the Prospectus relating to Institutional Class, Class R6, Class P, Administrative Class and Class D shares, the second paragraph in the subsection “Management of the Funds – Management Fees – Payments to Service Agents and Financial Service Firms” is hereby deleted and replaced with the following:

For shares that are held through intermediaries, the Distributor, the Administrator and their affiliates pay (i) annual per account charges that in the aggregate generally range from $0 to $6 per account, and in some cases up to $12 per account, for networking fees for NSCC-cleared accounts and from $13 to $21 per account for services to omnibus accounts or (ii) an annual fee at a rate of up to 0.25%, and in some cases up to 0.35%, of the value of the assets in the relevant accounts to service agents for providing the services described above. For Class P shares the Administrator currently estimates that it and/or its affiliates generally expect to pay up to 0.10% per annum of the value of assets in the relevant accounts out of the Class P administrative fees paid under the Trust’s administration agreement to service agents for providing the services described above, or may retain such amounts where the Administrator and/or its affiliates provide these services. The rate of such payments with regard to Class P shares may vary from service agent to service agent and, in certain circumstances, may exceed 0.10% per annum for any individual service agent.

In the Prospectus relating to Institutional Class, Class R6, Class P, Administrative Class and Class D shares, the reference to Class P shares in the penultimate sentence in the fourth paragraph in the subsection “Classes of Shares-Institutional Class, Class R6, Class P, Administrative Class and Class D Shares – Payments to Financial Firms” is hereby deleted.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated April 1, 2014 to the

Statement of Additional Information (the “SAI”)

of all series of Allianz Funds except for AllianzGI Money Market Fund dated August 28, 2013 (as revised December 19, 2013) (as supplemented thereafter)

Disclosure Relating to All Funds

The sixth paragraph in the section captioned “Management of the Trust – Fund Administrator” is hereby deleted and replaced with the following:

The Distributor, the Administrator and their affiliates make payments to selected financial intermediaries (such as brokers or third party administrators) for providing sub-transfer agency and other administrative services to shareholders holding Fund shares in nominee or street name, including, without limitation, the following services: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. These payments are made to financial intermediaries selected by the Distributor, the Administrator and/or their affiliates. The actual services provided, and the payments made for such services, vary from firm to firm, and any such variations do not alter the amount of Administrative fees paid by the Funds to the Administrator. For these services, the Distributor, the Administrator and their affiliates pay (i) annual per account charges that in the aggregate generally range from $0 to $6 per account, and in some cases up to $12 per account, for networking fees for NSCC-cleared accounts and from $13 to $21 per account for services to omnibus accounts, or (ii) an annual fee at a rate of up to 0.25%, and in some cases to 0.35%, of the value of the assets in the relevant accounts. These payments may be material to financial intermediaries relative to other compensation paid by the Funds and/or the Distributor, the Administrator and their affiliates and may be in addition to any (i) distribution and /or servicing (12b-1) fees and (ii) revenue sharing or “shelf space” fees described elsewhere herein paid to such financial intermediaries. The payments described above may differ depending on the Fund and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. If no such payments are made with respect to certain shares (e.g., because they are held directly at the transfer agent without a financial intermediary), there is no corresponding reduction in the amount of administrative fees paid to the Administrator. The Distributor and the Administrator rely primarily on contractual arrangements with financial intermediaries to verify whether such intermediaries are providing the services for which they are receiving such payments. Although the Distributor and the Administrator do not audit such financial intermediaries, they may make periodic information requests to verify certain information about the services provided.

The reference to Class P shares in the penultimate sentence of the eighth paragraph in the section captioned “Distribution of Trust Shares – Distribution and Servicing Plans for Class A, Class B, Class C and Class R Shares – Class B, Class C and Class R Distribution and Servicing Fees” is hereby removed.

Please retain this Supplement for future reference.